SUBSEQUENT EVENTS (Details)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CAD	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Subsequent Event [Line Items]
Accounts payable and other current liabilities | CAD		CAD (50,606)
Goodwill	$ 9,050,606
Purchase Price | CAD		CAD 9,000,000
Breathee Cigs Corp A Tennessee Corporation [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash			$ 7,301
Accounts payable and other current liabilities			(11,811)
Goodwill			9,004,510
Purchase Price			$ 9,000,000